Investment in Securities (Summary of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Schedule of Investments [Line Items]
Equity securities		¥ 22,874	¥ 19,353
Equity securities	[1]	589,312	560,643
Investment Funds Elected for Fair Value Option
Schedule of Investments [Line Items]
Equity securities		16,032	11,709
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Equity securities		151,445	185,115
Investment funds that are accounted for under the equity method
Schedule of Investments [Line Items]
Equity securities		¥ 90,993	¥ 90,650

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥185,115 million and ¥151,445 million as of March 31, 2022 and 2023, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥90,650 million and ¥ 90,993 million as of March 31, 2022 and 2023, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥11,709 million and ¥16,032 million as of March 31, 2022 and 2023, respectively.